USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited)

	% of Total Net Assets	Shares	Value
Common Stocks	98.4%
Advertising	4.0%
Interpublic Group of Cos., Inc. (The)	2.6%	2,901	$78,791
Omnicom Group, Inc.	1.4%	540	44,772
			123,563
Banks	21.6%
Bank of America Corp.	2.3%	1,683	70,232
Bank of New York Mellon Corp. (The)	3.4%	1,266	106,180
Citigroup, Inc.	2.2%	978	69,428
East West Bancorp, Inc.	2.9%	995	89,311
Goldman Sachs Group, Inc. (The)	2.3%	129	70,471
JPMorgan Chase & Co.	3.7%	461	113,083
State Street Corp.	2.9%	1,021	91,410
US Bancorp	1.9%	1,371	57,884
			667,999
Beverages	1.7%
Coca-Cola Co. (The)	1.7%	725	51,924
Biotechnology	4.3%
Gilead Sciences, Inc.	4.3%	1,187	133,003
Chemicals	1.6%
Nutrien Ltd.	1.6%	985	48,925
Commercial Services	4.1%
H&R Block, Inc.	2.6%	1,439	79,016
Robert Half, Inc.	1.5%	857	46,749
			125,765
Diversified Financial Services	6.3%
CME Group, Inc.	2.7%	323	85,689
Jefferies Financial Group, Inc.	2.2%	1,254	67,177
Radian Group, Inc.	1.4%	1,307	43,222
			196,088
Food	1.6%
Conagra Brands, Inc.	1.6%	1,872	49,926
Healthcare-Products	3.8%
Medtronic PLC	3.8%	1,302	116,998
Insurance	4.7%
Old Republic International Corp.	4.7%	3,689	144,683
Media	3.0%
Comcast Corp. – Class A	3.0%	2,488	91,807
Packaging & Containers	1.3%
Sonoco Products Co.	1.3%	879	41,524

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (continued)

	% of Total Net Assets	Shares	Value
Common Stocks (continued)
Pharmaceuticals	15.4%
AbbVie, Inc.	4.4%	651	$136,397
GSK PLC, ADR	3.4%	2,692	104,288
Johnson & Johnson	4.4%	826	136,984
Merck & Co., Inc.	1.7%	588	52,779
Pfizer, Inc.	1.5%	1,752	44,396
			474,844
REITS	9.8%
Host Hotels & Resorts, Inc.	2.2%	4,695	66,716
Lamar Advertising Co. – Class A	2.3%	630	71,681
STAG Industrial, Inc.	1.8%	1,551	56,022
VICI Properties, Inc. – Class A	3.5%	3,283	107,092
			301,511
Retail	1.0%
Target Corp.	1.0%	307	32,038
Semiconductors	2.0%
Texas Instruments, Inc.	2.0%	344	61,817
Software	4.8%
Paychex, Inc.	4.8%	969	149,497
Telecommunications	7.4%
Cisco Systems, Inc.	4.0%	2,022	124,778
Verizon Communications, Inc.	3.4%	2,323	105,371
			230,149
Total Common Stocks
(Cost $3,057,771)	98.4%		3,042,061
Money Market Funds	1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.22%(a)
(Cost $40,035)	1.3%	40,035	40,035
Total Investments
(Cost $3,097,806)	99.7%		$3,082,096
Other Assets in Excess of Liabilities	0.3%		8,533
Total Net Assets	100.0%		$3,090,629

(a)	Reflects the 7-day yield at March 31, 2025.

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	98.4%
Canada	1.6
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	42.4%
Consumer, Non-cyclical	30.8%
Communications	14.4%
Technology	6.8%
Basic Materials	1.6%
Industrial	1.4%
Money Market Funds	1.3%
Consumer, Cyclical	1.0%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.